Post balance sheet events (Details) - USD ($) $ in Millions		1 Months Ended
	Jan. 22, 2026	Jan. 31, 2026	Jan. 06, 2026
Disclosure of non-adjusting events after reporting period [line items]
Recurring capital returns component of share buyback program			$ 500
Net proceeds from the share buyback program to be returned to shareholders			700
Share repurchase program, authorized, amount			$ 1,200
Prudential General Insurance Hong Kong Limited
Disclosure of non-adjusting events after reporting period [line items]
Proportion held indirectly - related undertakings (as a percent)	19.00%	70.00%